DISCONTINUED OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)
Revenues	¥ 0	$ 0	¥ 234,952	¥ 334,770
Cost of revenues	0	0	(171,501)	(259,253)
Gross profit	0	0	63,451	75,517
Operating expenses
General and administrative	0	0	16,414	29,185
Total operating expenses, net	0	0	37,862	71,325
Impairment loss	0	0	0	0
Loss before income taxes	0	0	20,143	(2,359)
Net Loss	¥ 0	$ 0	15,580	(3,795)
Reclassified To Continuing Operation [Member]
Revenues			871	0
Cost of revenues			(679)	0
Gross profit			192	0
Operating expenses
General and administrative			(1,188)	(1,188)
Total operating expenses, net			(1,188)	(1,188)
Impairment loss			(44,706)	0
Loss before income taxes			(45,702)	(1,188)
Net Loss			¥ (45,702)	¥ (1,188)